Provisions (Tables)	12 Months Ended
Mar. 31, 2019
Provisions [Abstract]
Details of Estimate of the Provisions

	Restructuring £m	Property £m	Network ARO £m	Network share £m	Regulatory £m	Litigation £m	Other £m	Total £m
At 31 March 2017	11	292	83	50	479	69	177	1,161
Additions	4	37	2	–	51	6	33	133
Unwind of discount	–	11	2	2	–	–	–	15
Utilised or released	(2)	(46)	(16)	(19)	(210)	(11)	(32)	(336)
Transfers	–	–	–	–	–	–	85	85
Exchange differences	(1)	–	–	–	–	–	(2)	(3)
At 31 March 2018	12	294	71	33	320	64	261	1,055
Additions	–	84	102	2	58	3	66	315
Unwind of discount	–	11	2	1	–	–	–	14
Utilised or released	–	(71)	(13)	(9)	(196)	(9)	(109)	(407)
Transfers	(12)	21	–	–	–	27	(7)	29
Exchange differences	–	–	–	–	–	(1)	1	–
At 31 March 2019	–	339	162	27	182	84	212	1,006

Details of Provisions
At 31 March	2019 £m	2018 £m	2017 £m
Analysed as:
Current	424	603	625
Non-current	582	452	536
	1,006	1,055	1,161